MESSAGE FROM THE CHAIRMAN

Your Fund's Objective:
Seeks to provide a high level of current income consistent with liquidity and preservation of capital. The fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a $1.00 share price.*

*An investment in the fund is neither insured nor guaranteed by the U.S. government. There is no assurance that the $1.00 per share price will be maintained.

To reduce the volume of mail shareholders receive and to reduce expenses, only one copy of most Fund reports, such as the Fund's annual and semi-annual reports, may be mailed to a household. Additional reports may be obtained, without charge, by calling Fund Information at 1-800/DIAL BEN (1-800/342-5236).

                                                           September 15, 1996

Dear Shareholder:

It's a pleasure to bring you the Franklin Tax-Exempt Money Fund's annual report for the period ended July 31, 1996.

The Economy

During the first half of the fund's fiscal year, market conditions were distinctly different from those of the last half. Interest rates gradually declined through the end of 1995 as a result of slower economic growth (annualized at a rate of 0.5%), which allowed the Federal Reserve Board to keep interest rates at low levels. The yield of the 30-year U.S. Treasury bond, which stood at 6.63% on June 30, 1995, declined to 5.96% on December 31, 1995.**

**Source: Micropal.

In mid-February 1996, however, interest rates began to rise in response to evidence of renewed economic strength. Uncertainty and confusion followed a much stronger-than-expected employment report released in early March. While economists disagreed on the market's direction, investors reacted to its mixed messages. Nervous investors, fearing inflation might accelerate, caused a 3% decline in bond prices and a short-lived 120-point drop in the Dow Jones Industrial Average(R). Later reports showed that the economy had actually grown slowly in the first quarter of 1996 at an annualized rate of approximately 2.2%, with inflation coming in at the 2% level. Economic growth accelerated in the second quarter, with GDP rising to 4.2%.

Portfolio Activity

We maintained a relatively neutral position during the reporting period. The fund's average maturity on July 31, 1996, was 49 days, up slightly from 47 days one year earlier. By keeping the maturity relatively short, we were able to reinvest in secu-rities offering higher rates, thereby increasing the fund's yield.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

On July 31, 1996, the fund's seven-day effective yield, which assumes the compounding of daily dividends, was 2.90%, and the fund's seven-day annualized yield was 2.86%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal personal income tax bracket of 39.6% would need to earn 4.74% from a taxable investment to match the fund's tax-free yield.

Liquidity and quality of investments drive our management approach. In keeping with this, we purchased only the highest-quality securities available to money market portfolios. We will continue to manage the fund with an emphasis on high quality securities and liquidity.

The Franklin Tax-Exempt Money Fund is a short-term money market fund, intended to provide preservation of capital and easy access to your money. During the fiscal year, the fund's yield closely followed overall interest rate trends, as should be expected given its investment objective. In addition, the fund maintained its $1.00 per share value, as it has since its inception 14 years ago.

As a Franklin Tax-Exempt Money Fund shareholder, you benefit from convenient, easy access to your money, and a high degree of credit safety. You also enjoy a wide range of services, including check writing for amounts of at least $100, free check books, and access to TeleFACTS(R), our around-the-clock automated customer service line.

We appreciate your support and look forward to serving your investment needs in the years ahead.

Sincerely,




Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund


Franklin Tax-Exempt Money Fund
Period ended 7/31/96

Seven-day effective yield1         2.90%
Seven-day annualized yield         2.86%
Taxable equivalent yield2          4.74%

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 1996 maximum federal personal income tax bracket of 39.6%.

Annualized and effective yields are for the seven days ended July 31, 1996. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields. Past performance is not predictive of future results.

The fund's manager agreed in advance to waive a portion of management fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's annualized and effective yields for the period would have been 2.64% and 2.67%, respectively. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.


FRANKLIN TAX-EXEMPT MONEY FUND

Statement of Investments in Securities and Net Assets, July 31, 1996



    Face                                                                                                Value
   Amount                                                                                             (Note 1)
                Investments  100.9%

               Alaska1.3%
$ 2,100,000    aValdez Marine Terminal Revenue, Refunding, Exxon Pipeline Co. Project, Series A,
                Daily VRDN and Put, 3.65%, 12/01/33.............................................     $ 2,100,000
                                                                                                   -------------
               Arizona1.7%
               aApache County IDA,
    100,000     IDR, Tuscon Electric Power, Springerville Project, Series C, Weekly VRDN
                and Put, 3.60%, 12/15/18........................................................         100,000
    500,000     PCR, Tuscon Electric Power, Series A, Weekly VRDN and Put, 3.65%, 06/15/20......         500,000
    500,000    aMaricopa County IDA, Hospital Facilities Revenue, Samaritan Health Services Hospital,
                Series B-2, MBIA Insured, Daily VRDN and Put, 3.70%, 12/01/08...................         500,000
    200,000    aMaricopa County IDAR, Refunding, Royal Oaks Sun City Project, Weekly VRDN
                and Put, 3.80%, 09/01/02........................................................         200,000
    600,000    aMaricopa County PCC, PCR, Refunding, Arizona Public Services Co., Series E,
                Daily VRDN and Put, 3.60%, 05/01/29.............................................         600,000
  1,000,000    aPinal County, IDA, PCR, Magma-Copper Newmont Mining Corp., Daily VRDN
                and Put, 3.75%, 12/01/09 .......................................................       1,000,000
                                                                                                   -------------
                                                                                                       2,900,000
                                                                                                   -------------
               Arkansas1.9%
  1,100,000    aSheridan IDR, Kohler Project, Weekly VRDN and Put, 3.65%, 08/01/00..............       1,100,000
  2,000,000    aUniversity of Arkansas Revenue, Weekly VRDN and Put, 3.60%, 12/01/19 ...........       2,000,000
                                                                                                   -------------
                                                                                                       3,100,000
                                                                                                   -------------
               California8.4%
  2,600,000    Alameda County TRAN, 4.50%, 06/30/97.............................................       2,612,546
               aCalifornia Health Facilities Financing Authority Revenue,
    300,000     Catholic Health Care, Series B, MBIA Insured, Weekly VRDN and Put,
                3.25%, 07/01/16 ................................................................         300,000
  1,000,000     Refunding, Catholic West, Series D, MBIA Insured, Weekly VRDN and Put,
                3.25%, 07/01/18.................................................................       1,000,000
    700,000     Refunding, Sutter CHS, Series B, AMBAC Insured, Daily VRDN and Put,
                3.55%, 07/01/21.................................................................         700,000
               aCalifornia PCFA, PCR,
    100,000     Refunding, Shell Oil Co. Project, Series C, Daily VRDN and Put, 3.50%, 11/01/00.         100,000
  1,100,000     Southern California Edison Co., Series A, Daily VRDN and Put, 3.40%, 02/28/08...       1,100,000
  1,700,000     Southern California Edison Co., Series C, Daily VRDN and Put, 3.40%, 02/28/08...       1,700,000
    200,000     Southern California Edison Co., Series D, Daily VRDN and Put, 3.40%, 02/28/08...         200,000
               aIrvine Ranch Water District,
    400,000     Construction Bonds, Series C, Daily VRDN and Put, 3.55%, 10/01/10...............         400,000
    200,000     District Numbers 105, 140, 240, and 250, Daily VRDN and Put, 3.55%, 01/01/21....         200,000
  1,300,000     Improvement District No. 284, Series A, Daily VRDN and Put, 3.55%, 11/15/13.....       1,300,000
               California (cont.)
$   600,000    aLos Angeles MFHR, Mariposa Gardens Project, Series H, Weekly VRDN and Put,
                3.15%, 09/01/15 ................................................................       $ 600,000
  2,200,000    Sacramento MUD, TECP, 3.35%, 10/24/96 ...........................................       2,200,000
  1,600,000    aTustin Improvement Bond Act 1915, Reassessment District No. 95-2, Series A,
                Daily VRDN and Put, 3.55%, 09/02/13.............................................       1,600,000
                                                                                                   -------------
                                                                                                      14,012,546
                                                                                                   -------------
               Colorado2.9%
               aColorado Health Facilities Authority Revenue,
    295,000     Boulder Community Hospital Project, Series B, MBIA Insured, Weekly VRDN
                and Put, 3.55%, 10/01/14........................................................         295,000
  2,490,000     Boulder Community Hospital Project, Series C, MBIA Insured, Weekly VRDN
                and Put, 3.55%, 10/01/14........................................................       2,490,000
  2,000,000    Colorado State General Fund Revenue, TRAN, Series A, 4.50%, 06/27/97.............       2,011,317
                                                                                                   -------------
                                                                                                       4,796,317
                                                                                                   -------------
               Florida2.7%
  1,800,000    aOkaloosa County Revenue, Gulf Coast Treatment Center, Weekly VRDN and Put,
                3.65%, 11/01/14.................................................................       1,800,000
  1,200,000    aOrange County HFAR, Refunding, MF, Smokewood/Sun, Series A, Weekly VRDN
                and Put, 3.50%, 12/01/22........................................................       1,200,000
  1,100,000    aVolusia County Health Facilities Authority Revenue, Alliance Community Retirement
                Living, Inc., Daily VRDN and Put, 3.55%, 09/01/20...............................       1,100,000
    450,000    aVolusia County HFA, MFHR, Sun Pointe Apartments Project, Series H, Weekly
                VRDN and Put, 3.60%, 12/01/05...................................................         450,000
                                                                                                   -------------
                                                                                                       4,550,000
                                                                                                   -------------
               Georgia13.3%
  1,000,000    Atlanta TAN, 4.25%, 12/31/96.....................................................       1,003,057
  1,100,000    aBurke County Development Authority, PCR, Georgia Power Co., Plant Vogtle,
                Series 9, Daily VRDN and Put, 3.65%, 10/01/24...................................       1,100,000
  2,000,000    aDe Kalb County Hospital Authority Revenue Anticipation Certificates, De Kalb
                Medical Center Project, Weekly VRDN and Put, 3.70%, 09/01/09....................       2,000,000
  1,000,000    De Kalb County TAN, 3.75%, 12/31/96..............................................       1,002,426
  5,000,000    aDe Kalb Private Hospital Authority Revenue Anticipation Certificates,
                Egleston Children's Hospital, Series A, Weekly VRDN and Put, 3.55%, 03/01/24....       5,000,000
  2,750,000    aFulton County Housing Authority, MFHR, Refunding, Spring Creek Crossing,
                Weekly VRDN and Put, 3.60%, 10/01/24............................................       2,750,000
  1,000,000    Georgia Municipal Electric Authority, Power Revenue, Refunded, Series L,
                7.75%, 01/01/97.................................................................       1,038,677
  3,500,000    Georgia State Municipal Gas Authority, TECP, 3.50%, 10/08/96.....................       3,500,000
               Georgia (cont.)
$ 1,800,000    aHapeville Development Authority, IDR, Hapeville Hotel Limited, Daily VRDN and Put,
                3.65%, 11/01/15.................................................................     $ 1,800,000
  1,000,000    aMacon-Bibb County Hospital Authority Revenue, Medical Center of Central Georgia,
                Weekly VRDN and Put, 3.70%, 04/01/07............................................       1,000,000
  1,900,000    aRockdale County Hospital Authority Revenue Anticipation Certificates, Weekly VRDN
                and Put, 3.70%, 10/01/09........................................................       1,900,000
                                                                                                   -------------
                                                                                                      22,094,160
                                                                                                   -------------
               Hawaii1.8%
    500,000    Hawaii State Department of Budget and Finance, Special Purpose Mortgage Revenue,
                Kaiser Permanente Medical Care, Series B, Optional Put 9/1/96, 3.75%, 03/01/14 .         500,000
               Hawaii State GO,
  1,000,000     6.90%, 08/01/96.................................................................       1,000,000
    500,000     Refunded, 7.00%, 08/01/96.......................................................         507,500
  1,000,000     Refunded, 7.10%, 08/01/96.......................................................       1,015,000
                                                                                                   -------------
                                                                                                       3,022,500
                                                                                                   -------------
               Illinois5.4%
  2,860,000    aCity of Chicago, O'Hare International Airport Revenue, General Airport, Second Lien,
                Series B, Weekly VRDN and Put, 3.60%, 01/01/15 .................................       2,860,000
  1,100,000    aIllinois Development Finance Authority Revenue, Refunding, Olin Corp. Project,
                Series A, Daily VRDN and Put, 3.70%, 06/01/04 ..................................       1,100,000
               aIllinois Health Facilities Authority Revenue,
    300,000     Hospital Sisters Services, Series E, MBIA Insured, Weekly VRDN and Put,
                3.60%, 12/01/14.................................................................         300,000
    200,000     Palos Community Hospital, Series B, Weekly VRDN and Put, 3.45%, 12/01/15........         200,000
  4,500,000    aLisle MFR, Ashley Lisle Project, Weekly VRDN and Put, 3.55%, 12/15/25...........       4,500,000
                                                                                                   -------------
                                                                                                       8,960,000
                                                                                                   -------------
               Indiana.7%
  1,000,000    Indiana Bond Bank Advance Funding Notes, Series A, 4.25%, 01/09/97...............       1,003,197
    100,000    aIndianapolis EDR, Edgecomb Metals Co., Weekly VRDN and Put, 3.60%, 12/01/08.....         100,000
                                                                                                   -------------
                                                                                                       1,103,197
                                                                                                   -------------
               Iowa3.0%
  5,000,000    Iowa School Corps Warrant Certificates, Series A, FSA Insured, 4.75%, 06/27/97...       5,034,763
                                                                                                   -------------
               Louisiana4.0%
  2,200,000    aCalcasieu Parish Inc., IDB, PCR, Citgo Petrol Corp., Weekly VRDN and Put,
                3.60%, 08/01/04.................................................................       2,200,000
  2,700,000    aEast Baton Rouge Parish, PCR, Georgia Pacific Corp., Weekly VRDN and Put,
                3.60%, 10/01/99.................................................................       2,700,000
               Louisiana (cont.)
$   200,000    aJefferson Parish IDBR, Refunding, George J. Ackel Project, Weekly VRDN and Put,
                3.65%, 12/01/04.................................................................       $ 200,000
    150,000    aSaint Charles Parish, PCR, Shell Oil Co. Project, Weekly VRDN and Put,
                3.35%, 06/01/05 ................................................................         150,000
  1,400,000    aSouth Louisiana Port Commission, Marine Terminal Facilities Revenue,
                Occidental Petro., Refunding, Monthly VRDN and Put, 3.60%, 07/01/21.............       1,400,000
                                                                                                   -------------
                                                                                                       6,650,000
                                                                                                   -------------
               Maine2.1%
  3,500,000    Maine State TAN, 4.50%, 06/27/97.................................................       3,519,025
                                                                                                   -------------
               Massachusetts1.9%
               aMassachusetts State Health and Educational Facilities Authority Revenue,
  1,900,000     Capital Asset Program, Series G-1, MBIA Insured, Weekly VRDN and Put,
                3.30%, 01/01/19.................................................................       1,900,000
  1,200,000     Harvard University, Weekly VRDN and Put, 3.50%, 08/01/17........................       1,200,000
                                                                                                   -------------
                                                                                                       3,100,000
                                                                                                   -------------
               Michigan6.6%
  1,000,000    aGrand Rapids Water Supply System Revenue, Refunding, FGIC Insured, Daily VRDN
                and Put, 3.45%, 01/01/20........................................................       1,000,000
  1,100,000    aMichigan Higher Education Student Loan Authority Revenue, Refunding, Series XII-B,
                AMBAC Insured, Weekly VRDN and Put, 3.65%, 10/01/13.............................       1,100,000
  7,500,000    Michigan State GO Notes, 4.00%, 09/30/96.........................................       7,512,223
  1,400,000    aMichigan State Strategic Fund, IDR, Norcer Manufacturing Project, Weekly VRDN
                and Put, 3.60%, 12/01/00........................................................       1,400,000
                                                                                                   -------------
                                                                                                      11,012,223
                                                                                                   -------------
               Minnesota.5%
    500,000    aBeltrami County Environmental Control Revenue, Refunding, Northwood Panel Board,
                Weekly VRDN and Daily Put, 3.65%, 12/01/21......................................         500,000
    400,000    aDuluth Tax Increment Revenue, Lake Superior, Weekly VRDN and Put,
                3.80%, 09/01/10 ................................................................         400,000
                                                                                                   -------------
                                                                                                         900,000
                                                                                                   -------------
               Mississippi.3%
               aJackson County PCR, Refunding, Chevron U.S.A., Inc. Project,
    100,000     Daily VRDN and Put, 3.65%, 12/01/16.............................................         100,000
    400,000     Weekly VRDN and Put, 3.65%, 06/01/23............................................         400,000
                                                                                                   -------------
                                                                                                         500,000
                                                                                                   -------------
               Missouri1.2%
$ 2,000,000    aMissouri State Health and Educational Facilities Authority, Health Facilities Revenue,
                Sisters of Mercy, Refunding, Series B, Weekly VRDN and Put, 3.50%, 06/01/14.....     $ 2,000,000
                                                                                                   -------------
               Montana.3%
    500,000    aForsythe PCR, Portland General Electric, Series D, Weekly VRDN and Put,
                3.60%, 06/01/13.................................................................         500,000
                                                                                                   -------------
               Nevada1.5%
  1,000,000    aClark County, Airport Improvement Revenue, Sub Lien, Series A-1, Weekly VRDN
                and Put, 3.55%, 07/01/25 .......................................................       1,000,000
  1,410,000    Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Series A,
                5.30%, 04/01/97.................................................................       1,425,474
                                                                                                   -------------
                                                                                                       2,425,474
                                                                                                   -------------
               New Jersey1.5%
    500,000    Dover Sewer Authority Revenue, Refunding, Series B and C, 5.65%, 12/01/96........         503,915
  2,000,000    aNew Jersey State Turnpike Authority Revenue, Refunding, Series D, FGIC Insured,
                Weekly VRDN and Put, 3.25%, 01/01/18............................................       2,000,000
                                                                                                   -------------
                                                                                                       2,503,915
                                                                                                   -------------
               New Mexico1.7%
               aFarmington PCR, Refunding, Arizona Public Services Co.,
  1,000,000     Series A, Daily VRDN and Put, 3.60%, 05/01/24...................................       1,000,000
    100,000     Series B, Daily VRDN and Put, 3.70%, 09/01/24...................................         100,000
  1,700,000    aUniversity of New Mexico Revenue, Refunding, Sub Lien, AMBAC Insured,
                Weekly VRDN and Put, 3.55%, 06/01/06............................................       1,700,000
                                                                                                   -------------
                                                                                                       2,800,000
                                                                                                   -------------
               New York8.9%
               aNew York City GO,
    100,000     Subseries A-4, Daily VRDN and Put, 3.70%, 08/01/23..............................         100,000
  1,500,000     Subseries A-5, Daily VRDN and Put, 3.65%, 08/01/15..............................       1,500,000
  1,000,000     Subseries B-3, MBIA Insured, Daily VRDN and Put, 3.65%, 08/15/04................       1,000,000
    100,000     Subseries B-4, MBIA Insured, Daily VRDN and Put, 3.65%, 08/15/23 ...............         100,000
    600,000    aNew York City Housing Development Corp. Mortgage Revenue, Columbus Apartments,
                Series A, Weekly VRDN and Put, 3.35%, 03/15/25..................................         600,000
  2,800,000    aNew York City Municipal Water Finance Authority, Water and Sewer System Revenue,
                Series C, FGIC Insured, Daily VRDN and Put, 3.65%, 06/15/22.....................       2,800,000
               New York State Dormitory Authority Revenue,
  1,000,000     Memorial Sloan Kettering, TECP, Series B, 3.55%, 10/16/96.......................       1,000,000
  3,600,000    aMetropolitan Museum of Art, Series A, Weekly VRDN and Put, 3.25%, 07/01/15......       3,600,000

               New York (cont.)
$ 2,400,000    aNew York State Local Government Assistance Corp., Series A, Weekly VRDN and Put,
                3.50%, 04/01/22 ................................................................     $ 2,400,000
  1,800,000    aTriborough Bridge and Tunnel Authority, Special Obligation, FGIC Insured, Weekly
                VRDN and Put, 3.45%, 01/01/24...................................................       1,800,000
                                                                                                   -------------
                                                                                                      14,900,000
                                                                                                   -------------
               North Carolina.9%
  1,450,000    aGreensboro Public Improvement, Series B, Weekly VRDN and Put, 3.55%, 04/01/08...       1,450,000
    100,000    aWake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.,
                Series A, Weekly VRDN and Put, 3.60%, 05/01/15..................................         100,000
                                                                                                   -------------
                                                                                                       1,550,000
                                                                                                   -------------
               Ohio3.6%
  1,000,000    aColumbus GO, Series 1, Weekly VRDN and Put, 3.25%, 06/01/16 ....................       1,000,000
  5,000,000    aCuyahoga County Hospital Revenue, Cleveland Clinic Foundation, Series A,
                Weekly VRDN and Put, 3.50%, 01/01/26............................................       5,000,000
                                                                                                   -------------
                                                                                                       6,000,000
                                                                                                   -------------
               Pennsylvania2.5%
  1,000,000    Carbon County IDA, Resource Recovery Revenue, Panther Creek Partners, Series A,
                3.75%, 08/06/96.................................................................       1,000,000
  1,000,000    aNortheastern Hospital and Education Authority Revenue, Allhealth Pooled
                Financing Program, Weekly VRDN and Put, 3.65%, 07/01/26.........................       1,000,000
    900,000    aPennsylvania Energy Development Authority, Energy Development Revenue,
                B&W Ebensburg Project, Weekly VRDN and Put, 3.65%, 12/01/11.....................         900,000
  1,300,000    Verango IDA, TECP, 3.65%, 10/09/96...............................................       1,300,000
                                                                                                   -------------
                                                                                                       4,200,000
                                                                                                   -------------
               South Carolina.2%
    325,000    aRock Hill Utility Systems Revenue, FGIC Insured, Weekly VRDN and Put,
                3.60%, 01/01/22 ................................................................         325,000
                                                                                                   -------------
               Tennessee1.8%
  1,000,000    aFranklin IDB, MFR, Landings Project, Class B, Weekly VRDN and Put,
                3.60%, 12/01/06.................................................................       1,000,000
  1,000,000    aNashville Metropolitan Airport Authority Revenue, Refunding, FGIC Insured,
                Weekly VRDN and Put, 3.55%, 07/01/19 ...........................................       1,000,000
  1,000,000    Shelby County GO, Refunding, Series A, 6.625%, 08/01/96..........................       1,017,500
                                                                                                   -------------
                                                                                                       3,017,500
                                                                                                   -------------

               Texas12.9%
$   200,000    aHarris County IDC, PCR, Exxon Project, Series B, Daily VRDN and Put,
                3.60%, 03/01/24.................................................................       $ 200,000
  1,600,000    Houston GO, TECP, 3.65%, 09/10/96................................................       1,600,000
  7,100,000    Lower Colorado River Authority, TECP, 3.65%, 08/08/96............................       7,100,000
    950,000    aMontgomery County, IDC, IDR, Series A, Weekly VRDN and Put, 3.65%, 12/01/03 ....         950,000
  1,285,000    aNueces County Health Facilities Development Corp. Revenue, Driscoll Childrens
                Foundation, VRDN and Put, 3.65%, 07/01/15 ......................................       1,285,000
  2,000,000    aPort Arthur Navigation District, PCR, Star Enterprises Project, Weekly VRDN and
                Put, 3.65%, 04/01/14............................................................       2,000,000
  1,100,000    aPort Development Corp., Texas Marine Term Revenue, Refunding, Stolt Terminals
                Project, Weekly VRDN and Put, 3.55%, 01/15/14...................................       1,100,000
  1,300,000    aRed River Authority, PCR, Refunding, Southwestern Public Services Co., Weekly
                VRDN and Put, 3.60%, 07/01/11 ..................................................       1,300,000
  6,000,000    Texas State TRAN, Series A, 4.75%, 08/30/96 .....................................       6,006,576
                                                                                                   -------------
                                                                                                      21,541,576
                                                                                                   -------------
               Utah.4%
    600,000    aUtah State Board Regents, Student Loan Revenue, Series B, AMBAC Insured,
                Weekly VRDN and Put, 3.55%, 11/01/00............................................         600,000
                                                                                                   -------------
               Washington3.3%
  2,480,000    bKitsap County GO, Series B, MBIA Insured, 4.00%, 07/01/97.......................       2,480,000
    100,000    aPort Skagit County, IDC Revenue, Hexcel Corp. Project, Weekly VRDN and Put,
                3.90%, 12/01/24 ................................................................         100,000
  2,000,000    aSeattle Water System Revenue, Weekly VRDN and Put, 3.60%, 09/01/25..............       2,000,000
    100,000    aWashington State Health Care Facilities Authority Revenue, Sisters Providence,
                Series B, Daily VRDN and Put, 3.70%, 10/01/05 ..................................         100,000
    900,000    aWashington State Public Power Supply Revenue, Refunding, Nuclear Project No. 3,
                Series A, Weekly VRDN and Put, 3.60%, 07/01/18..................................         900,000
                                                                                                   -------------
                                                                                                       5,580,000
                                                                                                   -------------
               Wisconsin.1%
    100,000    aMilwaukee Housing Authority, MFHR, Yankee Hill Apartments, Weekly VRDN
                and Put, 3.60%, 12/01/09........................................................         100,000
                                                                                                   -------------

               Wyoming1.6%
               aLincoln County, PCR, Exxon Project,
$   800,000     Series B, Daily VRDN and Put, 3.65%, 11/01/14 ..................................       $ 800,000
    400,000     Series C, Daily VRDN and Put, 3.65%, 11/01/14...................................         400,000
  1,300,000     Series C, Daily VRDN and Put, 3.75%, 07/01/17...................................       1,300,000
    250,000    aUinta County PCR, Amoco Standard Oil Co., Series A, Annual VRDN,
                3.98%, 12/01/12 ................................................................         250,000
                                                                                                   -------------
                                                                                                       2,750,000
                                                                                                   -------------
               Total Investments (Cost $168,148,196) 100.9%.....................................     168,148,196
               Liabilities in Excess of Other Assets(.9%).......................................      (1,434,749)
                                                                                                   -------------
               Net Assets100.0%.................................................................    $166,713,447
                                                                                                   =============


At July 31, 1996, there was no unrealized appreciation or depreciation for financial statement or income tax purposes.


PORTFOLIO ABBREVIATIONS:
AMBAC    - American Municipal Bond Assurance Corp.
CHS      - Community Health Services
EDR      - Economic Development Revenue
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assistance
GO       - General Obligation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Agency Revenue
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority/Agency Revenue
IDB      - Industrial Development Board
IDBR     - Industrial Development Board Revenue
IDC      - Industrial Development Corp.
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MF       - Multi-Family
MFR      - Multi-Family Revenue
MFHR     - Multi-Family Housing Revenue
MUD      - Municipal Utility District
PCC      - Pollution Control Corp.
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
TAN      - Tax Anticipation Notes
TECP     - Tax-Exempt Commercial Paper
TRAN     - Tax Revenue Anticipation Notes

aVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).

bSee Note 1(g) regarding securities issued on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND

Financial Statements

Statement of Assets and Liabilities
July 31, 1996

Assets:
 Investments in securities,
  at value and cost                       $168,148,196
 Cash                                          173,859
 Interest Receivable                         1,072,319
                                        --------------
Total assets                               169,394,374
                                        --------------
Liabilities:
 Payables:
Investment securities purchased on
 a when-issued basis (Note 1)                2,490,196
Distributions to shareholders                   13,719
Management fees                                119,983
Shareholder servicing costs                     19,013
 Accrued expenses and other liabilities         38,016
                                        --------------
Total liabilities                            2,680,927
                                        --------------
Net assets (equivalent to $1.00 per
 share based on 166,713,447 shares
 of capital stock outstanding)            $166,713,447
                                        ==============

Statement of Operations
for the year ended July 31, 1996

Investment income:
 Interest                                   $5,957,667
Expenses:
 Management fees (Note 5)        $1,016,591
 Shareholder servicing costs
  (Note 5)                          230,143
 Reports to shareholders            112,875
 Registration fees                   56,786
 Professional fees                   21,035
 Directors' fees and expenses        14,482
 Custodian fees                       8,310
 Other                                9,506
 Management fees waived
  by manager (Note 5)              (372,208)
                              --------------

Total expenses                               1,097,520
                                        --------------
 Net investment income                       4,860,147
                                        --------------
Net realized loss on investments                  (688)
                                        --------------
Net increase in net assets
 resulting from operations                  $4,859,459
                                        ==============




Statements of Changes in Net Assets
for the years ended July 31, 1996 and 1995

                           Year Ended     Year Ended
                          July 31, 1996  July 31, 1995
                           -----------    -----------
Increase (decrease) in net assets:
Operations:
 Net investment income     $ 4,860,147    $ 5,688,225
 Net realized loss from
 security transactions            (688)        (9,193)
                           -----------    -----------
Net increase in net
 assets resulting
 from operations             4,859,459      5,679,032
Distributions to
 shareholders from
 undistributed net
 investment income          (4,859,459)+   (5,679,032)+
Decrease in net assets
 from capital share
 transactions (Note 2)      (6,409,169)   (29,760,192)
                           -----------    -----------
Net decrease in
 net assets                 (6,409,169)   (29,760,192)
Net assets (there is
 no undistributed net
 investment income
 at beginning or
 end of period)
Beginning of period        173,122,616    202,882,808
                           -----------    -----------
End of period             $166,713,447   $173,122,616
                           ===========    ===========


+Distributions were decreased by net realized loss from security transactions of $688 in 1996 and $9,193 in 1995.


The accompanying notes are an integral part of these financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities are valued at amortized cost, which approximates value. The Fund must maintain a dollar weighted average maturity of 90 days or less and only purchase instruments having remaining maturities of 397 days or less. If the Fund has a remaining weighted average maturity of greater than 90 days, the portfolio will be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, within the range of the most recent quoted bid and asked prices. The Board of Directors (The Board) has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00.

b. Municipal Bonds or Notes with "Puts":

The Fund has purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put." In determining the weighted average maturity of the Fund's portfolio, municipal bonds and notes as to which the Fund holds a put will be deemed to mature on the first day on which the put may be exercised.

c. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

d. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

e. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, amortization of original issue and market discount or premium, if any, and estimated expenses which are accrued daily. The total available for distribution is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and any changes in unrealized portfolio appreciation or depreciation.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distribution (as defined above), and are payable to shareholders of record as of the close of business the preceding day. Such distributions are automatically reinvested daily in additional shares of the Fund at net asset value.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. Securities Purchased on a When-Issued or Delayed Delivery Basis:

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These securities are identified on the accompanying Statement of Investments in Securities and Net Assets.


2. CAPITAL STOCK
At July 31, 1996, there were 5,000,000,000 shares of no par value capital stock authorized. Transactions in the Fund's shares at $1.00 per share were as follows:
                                                Year Ended       Year Ended
                                               July 31, 1996    July 31, 1995
                                                ----------       -----------
Shares sold.................................... $264,699,526     $382,178,293
Shares issued in reinvestment of distributions.    4,872,946        5,662,520
Shares redeemed................................ (275,981,641)    (417,601,005)
                                                ----------       -----------
Net decrease................................... $ (6,409,169)   $ (29,760,192)
                                                ==========       ===========

3. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At July 31, 1996, for tax purposes, the Fund had capital loss carryovers as follows:

Expiring in: 2003...........................   $9,193
             2004...........................      688
                                             --------
                                               $9,881
                                             ========


For tax purposes, the aggregate cost of securities is the same as for financial reporting purposes at July 31, 1996.


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales/maturities of securities for the year ended July 31, 1996 aggregated $330,610,367 and $333,695,054, respectively.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Advisers, Inc., (Advisers) provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed daily on the net assets of the Fund as follows:

 Annualized Fee Rate Month End Net Assets
 -------------       ----------------------------------
 0.625%              First $100 million
 0.500%              Over $100 million, up to and including $250 million
 0.450%              In excess of $250 million

The terms of the management agreement provide that aggregate annual expenses of the Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which the Fund's shares are registered. For the year ended July 31, 1996, the Fund's expenses did not exceed these limitations. However, Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

b. Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred by the Fund for the year ended July 31, 1996 aggregated $230,143, of which $153,227 was paid to Investor Services.

c. Other Affiliated Parties and Transactions:

Certain officers and directors of the Fund are also officers and/or directors of Advisers and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.


6. CREDIT RISKS

The Fund has investments in excess of 10% of its total net assets in the states of Georgia and Texas. Such concentration may subject the Fund more significantly to economic changes occurring within those states.


7. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period are as follows:

                                                                                 Year Ended July 31,
                                                            1996        1995       1994        1993       1992
                                                           -------     -------    -------     -------    -------
Per Share Operating Performance
Net asset value at beginning of period.................     $1.00      $1.00       $1.00      $1.00       $1.00
                                                           -------     -------    -------     -------    -------
Net investment income..................................       .029       .029        .020       .021        .031
Distributions from net investment income...............      (.029)     (.029)      (.020)     (.021)      (.031)
                                                           -------     -------    -------     -------    -------
Net asset value at end of period.......................     $1.00      $1.00       $1.00      $1.00       $1.00
                                                           =======     =======    =======     =======    =======
Total return+..........................................      2.93%      2.98%       1.85%      2.08%       3.14%
Ratios/Supplemental Data
Net assets at end of period (in 000's).................   $166,713    $173,123   $202,883    $193,565   $207,374
Ratio of expenses to average net assets++..............       .65%       .65%        .65%       .69%        .70%
Ratio of net investment income to average net assets...      2.88%      2.65%       1.84%      2.10%       3.15%

+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at net asset value.

++During the periods indicated below, Advisers agreed in advance to waive a portion of the Fund's management fees. Had such action not been taken, the Fund's ratio of expenses to average net assets would have been as follows:

                                    Ratio of Expenses
                                  to Average Net Assets
1992.............................          .75%
1993.............................          .80%
1994.............................          .81%
                                    Ratio of Expenses
                                  to Average Net Assets
1995.............................          .78%
1996.............................          .87%


During the fiscal year ended July 31, 1996, the Fund paid distributions from net investment income in the amounts shown in the Statement of Changes in Net Assets. The Fund hereby designates the total amount of these distributions as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.


FRANKLIN TAX-EXEMPT MONEY FUND

Report of Independent Auditors

To the Shareholders and Board of Directors of Franklin Tax-Exempt Money Fund:

We have audited the accompanying statement of assets and liabilities of the Franklin Tax-Exempt Money Fund (the Fund), including the statement of investments in securities and net assets, as of July 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of investments held by the custodian as of July 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California
September 5, 1996





Franklin Tax-Exempt Money Fund Annual Report July 31, 1996.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)


GRAPHIC MATERIAL (1)
This chart shows in bar format the comparison between the fund's seven-day annualized yield of 2.86% and the taxable equivalent yield of 4.74% on July 31, 1996.